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May 1, 2001


EDGAR Postmaster, BDM: Postmaster


Re:   SunAmerica Series Trust
      Securities Act File No. 33-52742, Investment Company Act No. 811-7238


Gentlemen:


      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated May 1, 2001, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on April 24, 2001.

      Please provide a Notice of Acceptance for receipt of this filing.


                                          Very truly yours,


                                          /s/ Jeffrey H. Warnock
                                          ----------------------
                                          Jeffrey H. Warnock
                                          Counsel